Note 3 - Investment Securities Available for Sale (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities Pledged as Collateral	$ 68,800,000	$ 61,900,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	46
Available-for-sale Securities, Percentage of Portfolio	97.90%
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	$ 0